Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Datum One Series Trust
Entity Central Index Key	0001806095
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000256744 [Member]
Shareholder Report [Line Items]
Fund Name	Stewart Investors Worldwide Leaders Fund
Class Name	Select Shares
Trading Symbol	SWWLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stewart Investors Worldwide Leaders Fund (“Fund”) for the period of June 16, 2025 (Commencement of Operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.stewartinvestorsfunds.com. You can also request this information by contacting us at (833) 748-1830 or (312) 557-3511.
Additional Information Phone Number	(833) 748-1830(312) 557-3511
Additional Information Website	www.stewartinvestorsfunds.com
Expenses [Text Block]
What were the Fund costs for the period of June 16, 2025 (Commencement of Operations) to September 30, 2025?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stewart Investors Worldwide Leaders Fund	$18	0.60%*
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.60% [1]
Net Assets	$ 4,075,133
Holdings Count | Holding	32
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS as of September 30, 2025
Fund net assets	$4,075,133%
Total number of portfolio holdings	32%
Portfolio turnover rate (not annualized)	16%

Holdings [Text Block]	Geographical Allocation as % of Net Assets
United States	51.1%
India	11.7%
France	5.2%
China	5.2%
South Korea	4.7%
Germany	4.0%
Brazil	3.9%
Sweden	2.3%
Switzerland	2.3%
Other	6.7%

[1]	Annualized.